Share Based Compensation - Schedule of Share Options Outstanding (Details) - Share Incentive Plans	6 Months Ended
	Jun. 30, 2026 shares	Jun. 30, 2025	Dec. 31, 2025 shares $ / shares
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Expiry date	10 years commencing from the date of grant of options
Share options | shares	21,484,282		21,835,852
Weighted average remaining contractual life of options outstanding at end of year:	5 years 6 months 10 days	5 years 11 months 26 days
Exercise Price Range One
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			$ 0.27
Share options | shares	185,344		380,740
Exercise Price Range Two
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			$ 1.93
Share options | shares	7,901,208		8,027,128
Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	4,115,062		4,124,428
Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	909,652		909,652
Exercise Price Range Five
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			$ 4.24
Share options | shares	194,952		204,952
Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	2,487,182		2,519,978
Exercise Price Range Seven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			$ 5.53
Share options | shares	2,415,976		2,424,808
Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	529,400		529,400
Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	1,969,178		1,997,160
Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Share options | shares	227,802		169,080
Exercise Price Range Eleven
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			$ 10.65
Share options | shares	548,526		548,526
Bottom of range | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			$ 2.24
Bottom of range | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			3.32
Bottom of range | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			5.26
Bottom of range | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			6.2
Bottom of range | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			7.05
Bottom of range | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			8.47
Top of range | Exercise Price Range Three
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			2.32
Top of range | Exercise Price Range Four
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			3.82
Top of range | Exercise Price Range Six
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			5.29
Top of range | Exercise Price Range Eight
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			6.37
Top of range | Exercise Price Range Nine
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			7.61
Top of range | Exercise Price Range Ten
Disclosure Of Rang Of Exercise Prices Of Outstanding Share Options [Line Items]
Exercise			$ 9.53